Deferred Charge Assets and Deferred Gain Liabilities	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Deferred Charge Assets and Deferred Gain Liabilities
9. DEFERRED CHARGE ASSETS AND DEFERRED GAIN LIABILITIES
Deferred charge assets and deferred gain liabilities relate to retroactive reinsurance policies providing indemnification of losses and LAE with respect to past loss events and are included within corporate and other activities. For (re)insurance contracts for which we do not elect the fair value option, a deferred charge asset is recorded for the excess, if any, of the estimated ultimate losses payable over the premiums received at the initial measurement; whereas, a deferred gain liability is recorded for the excess, if any, of the premiums received over the estimated ultimate losses payable at the initial measurement. In addition, for retrocessions of losses and LAE reserves that we have assumed through retroactive reinsurance contracts where the retroceded liabilities exceed the retrocession premiums paid, we record the excess as a deferred gain liability which is amortized to earnings over the estimated period during which the losses paid on the assumed retroceded liabilities are recovered from the retrocessionaire. For further information on our deferred charge assets and deferred gain liabilities, refer to Note 2 - "Significant Accounting Policies."
Deferred Charge Assets
Deferred charge assets are included in other assets on our consolidated balance sheets. The following table presents a reconciliation of the deferred charge assets for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Beginning carrying value	$272,462	$86,585	$80,192
Recorded during the year	11,746	224,504	20,174
Amortization	(45,606)	(38,627)	(13,781)
Ending carrying value	$238,602	$272,462	$86,585
Deferred charge assets are assessed at each reporting period for impairment. If the asset is determined to be impaired, it is written down in the period in which the determination is made. For the year ended December 31, 2020, we completed our assessment for impairment of deferred charge assets and concluded that there had been no impairment of our carried deferred charge asset balances.
Further information on deferred charges recorded during the years ended December 31, 2020, 2019 and 2018 is included in Note 4 - "Significant New Business."
Deferred Gain Liabilities
Deferred gain liabilities are included in other liabilities on our consolidated balance sheets. The following table presents a reconciliation of the deferred gain liabilities for the years ended December 31, 2020 and 2019:

	2020	2019
Beginning carrying value	$12,875	$—
Recorded during the year	9,365	13,758
Amortization	(2,360)	(883)
Ending carrying value	$19,880	$12,875